Restructuring - Schedule of Restructuring Charges by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Employee severance and related costs	$ 41,054	$ 74,879	$ 14,092
Consolidation of leased facilities	28,857	22,100
Reversal of previous charges	(2,510)	(286)
Other		1,968
Total Restructuring charges	$ 67,401	$ 98,661	$ 14,092